Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Massachusetts Tax-Free Fund (the “Fund”), a series of DWS State Tax-Free Income Series (the “Trust”) (Reg. Nos. 002-81549, 811-03657)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on July 29, 2013.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

                                                                              Sincerely yours,

                                                                              /s/James M. Wall

                                                                              James M. Wall
                                                                              Director & Senior Counsel

cc:           John Marten, Esq., Vedder Price P.C.